Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Primary focus of the ad is a photograph of a front-end loader dumping dirt on top of a pile of soil and rocks. Above the photo on the left hand side of the ad, the following headline prints in black against a white background:] CONSIDERING THE UNPREDICTABILITY OF THE MARKET, WE SUGGEST PUTTING YOUR MONEY
IN THE GROUND.
[To the right of the headline and running down the right side of the photo in smaller black type is the following text:]
     In today's unpredictable marketplace, the performance of REITs may provide a strategic advantage. In fact, REITs can be a welcome addition to a diversified portfolio.
     CGM Realty Fund invests in REITs and, for the four-year period ended 3/31/99, returned more than 61%*. CGM Realty Fund declined during the past year. While no one can predict future performance, maybe you should consider investing now.
     Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below the text to the right of the photo. To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0739
[Beneath the phone number in bold copy:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*-24.1%, 12.8% and 10.6% are the average annual total returns for CGM Realty Fund for the 1- and 4-year periods ended 3/31/99 and from inception on 5/13/94 through 3/31/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees, charges, and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
 [Left hand side of upper 90% of ad is taken up with an aerial photograph of Manhattan office buildings (top of Empire State Building at center); headline prints in two lines across entire top of ad dropping out to white type over photo and printing black over white space.] IF YOU'RE LOOKING FOR PERFORMANCE, CONSIDER A FUND BUILT ON SOLID FOUNDATIONS.
[Upper right hand side of ad is white with black text reading:]
     Historically, the high ground has always proven advantageous. And in today's unpredictable marketplace, the high ground may be attained through the performance and advantages of REITs. In fact, REITS can be a welcome addition to a diversified portfolio.
     CGM Realty Fund invests in REITs and, for the four-year period ended 3/31/99, returned more than 61%*. CGM Realty Fund declined during the last year. While no one can predict future performance, maybe you should consider investing now.
     Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below. To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0743
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background. (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*-24.1%, 12.8% and 10.6% are the average annual total returns for CGM Realty Fund for the 1- and 4-year periods ended 3/31/99 and from inception 5/13/94 through 3/31/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees, charges, and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 25% of the ad is a photograph of the Manhattan skyline. Below in black type on white background is the headline:] IF YOU'RE LOOKING FOR PERFORMANCE, CONSIDER A FUND BUILT ON SOLID FOUNDATIONS.
[Below the headline on the left-hand side of the ad printing in smaller black type is the following text:]
     Real estate has always offered solid investment potential. And can be a welcome addition to a diversified portfolio. For the four-year period ended 3/31/99, CGM Realty Fund returned more than 61%*. CGM Realty Fund declined during the past year. While no one can predict future performance, maybe you should consider investing now.
     Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. It very well may become the cornerstone of your portfolio. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears below and to the left (logo). To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA  02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0746
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*-24.1%, 12.8% and 10.6% are the average annual total returns for CGM Realty Fund for the 1- and 4-year periods ended 3/31/99 and from inception on 5/13/94 through 3/31/99. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees, charges, and expenses, refer to the current prospectus which is available from the address above.
Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD
Copyright 1999 CGM